CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Stock Shares	Additional Paid-In Capital	Accumulated Deficit
Balance at Dec. 31, 2014	$ 25,949,240	$ 8,538	$ 48,259,451	$ (22,318,749)
Balance (in shares) at Dec. 31, 2014		8,538,329
Increase (Decrease) in Stockholders' Equity
Issuance of Common Stock, Net of Issuance Costs	19,743,885	$ 1,702	19,742,183
Issuance of Common Stock, Net of Issuance Costs (in shares)		1,702,000
Share-Based payments to vendors	575,211	$ 44	575,167
Share-Based payments to vendors (in shares)		43,953
Share-Based Compensation	3,275,908	$ 14	3,275,894
Share-Based Compensation (in shares)		14,000
Cashless Exercise of Warrants		$ 3	(3)
Cashless Exercise of Warrants (in shares)		2,832
Net Loss	(18,742,706)			(18,742,706)
Balance at Dec. 31, 2015	$ 30,801,538	$ 10,301	71,852,692	(41,061,455)
Balance (in shares) at Dec. 31, 2015	10,301,114	10,301,114
Increase (Decrease) in Stockholders' Equity
Share-Based payments to vendors	$ 739,768	$ 83	739,685
Share-Based payments to vendors (in shares)		82,964
Shares issued to vendors to settle final invoices		$ 715	1,116,805	1,117,520
Shares issued to vendors to settle final invoices (in shares)		714,625
Share-Based Compensation	3,631,283	$ 14	3,631,269
Share-Based Compensation (in shares)		14,000
Cashless Exercise of Warrants	0	$ 3	(3)
Cashless Exercise of Warrants (in shares)		3,044
Net Loss	(21,321,129)			(21,321,129)
Balance at Dec. 31, 2016	$ 14,968,980	$ 11,116	$ 77,340,448	$ (62,382,584)
Balance (in shares) at Dec. 31, 2016	11,115,747	11,115,747